Description of Organization and Summary of Significant Accounting Policies -Organization (Details)			12 Months Ended
	Feb. 14, 2025 USD ($)	Feb. 13, 2025 USD ($)	Dec. 31, 2024 USD ($) D $ / shares shares	Sep. 11, 2024 $ / shares	Apr. 08, 2024 shares	Dec. 31, 2023 $ / shares
Description of Organization and Summary of Significant Accounting Policies
Common stock, par value				$ 0.0001
Class A Common Stock
Description of Organization and Summary of Significant Accounting Policies
Common stock, par value			$ 0.0001			$ 0.0001
Warrant conversion | shares					1
Angel Studios, Inc. CIK: 0001671941
Description of Organization and Summary of Significant Accounting Policies
Common stock, par value			$ 0.001			$ 0.001
Angel Studios, Inc. CIK: 0001671941 | Lock Up Shares 33.0 Percent
Description of Organization and Summary of Significant Accounting Policies
Percentage of lock up shares			33.00%
Angel Studios, Inc. CIK: 0001671941 | Class A Common Stock
Description of Organization and Summary of Significant Accounting Policies
Common stock, par value			$ 0.001
Angel Studios, Inc. CIK: 0001671941 | Southport, Sigma Merger Sub, Inc.
Description of Organization and Summary of Significant Accounting Policies
Common stock, par value			$ 0.0001
Business Combination, Consideration, Threshold Amount | $			$ 1,500,000,000
Aggregate gross proceeds of any capital, by company divided			$ 10
Restriction period			1 year
Angel Studios, Inc. CIK: 0001671941 | Southport, Sigma Merger Sub, Inc. | Lock Up Shares 33.0 Percent
Description of Organization and Summary of Significant Accounting Policies
Last reported sale price common stock			$ 12.5
Trading days | D			20
Consecutive trading days | D			30
After closing period for non commencement of consecutive trading days | D			30
Angel Studios, Inc. CIK: 0001671941 | Southport, Sigma Merger Sub, Inc. | Lock Up Shares 50.0 Percent
Description of Organization and Summary of Significant Accounting Policies
Percentage of lock up shares			50.00%
Last reported sale price common stock			$ 15
Trading days | D			20
Consecutive trading days | D			30
After closing period for non commencement of consecutive trading days | D			30
Angel Studios, Inc. CIK: 0001671941 | Southport, Sigma Merger Sub, Inc. | Subsequent event
Description of Organization and Summary of Significant Accounting Policies
Merger agreement to increase the amount of expenses | $	$ 11,415,000	$ 11,000,000
Deductible transaction costs | $	3,863,342	$ 3,500,000
Angel Studios, Inc. CIK: 0001671941 | Southport, Sigma Merger Sub, Inc. | Minimum
Description of Organization and Summary of Significant Accounting Policies
Net intangible assets | $			$ 5,000,001
Angel Studios, Inc. CIK: 0001671941 | Southport, Sigma Merger Sub, Inc. | Minimum | Subsequent event
Description of Organization and Summary of Significant Accounting Policies
Net intangible assets | $	$ 5,000,001
Angel Studios, Inc. CIK: 0001671941 | Southport, Sigma Merger Sub, Inc. | Class A Common Stock
Description of Organization and Summary of Significant Accounting Policies
Warrant conversion | shares			0.1